Share-Based Compensation (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Stock option, granted			120,000
Share based compensation			$ 80,421
Exercise price			$ 1.50
Expected term			5 years
Expected volatility, minimum			180.70%
Expected volatility, maximum			181.30%
Annual rate of dividend			0.00%
Intrinsic value of stock price		$ 1.473	$ 0.550
Director One [Member]
Stock option, granted			30,000
Director Two [Member]
Stock option, granted			30,000
Director Three [Member]
Stock option, granted			30,000
Director Four [Member]
Stock option, granted			30,000
Stock Options Outstanding [Member]
Stock option, description		The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders.
Maximum [Member]
Stock price			$ 0.75
Discount rates			1.85%
Minimum [Member]
Stock price			$ 0.70
Discount rates			1.59%
2010 Stock Option Plan [Member]
Stock option, granted		51,417	20,417
2007 Stock Option Plan [Member]
Stock option, granted		425	425
2004 Stock Option Plan [Member]
Stock option, granted		83	83
Key Employees and Non-employee Consultants [Member] | 2010 Stock Option Plan [Member] | Maximum [Member]
Stock option, granted		191,000
Key Employees and Non-employee Consultants [Member] | 2007 Stock Option Plan [Member] | Maximum [Member]
Stock option, granted		5,000
Key Employees and Non-employee Consultants [Member] | 2004 Stock Option Plan [Member] | Maximum [Member]
Stock option, granted		1,925
Officers, Employees and Consultants [Member] | Incentive and Non-QualifiedStock Options [Member]
Share based compensation		$ 0	$ 80,421